Short-Term Debt	12 Months Ended
Dec. 31, 2022
23. Short-Term Debt
Short-Term Debt
23.

SHORT-TERM DEBT
Emera’s short-term borrowings consist of commercial paper issuances, advances on revolving and non-
revolving credit facilities and short-term notes. Short-term debt and the related weighted-average interest rates as at December 31 consisted of the following:
millions of dollars

2022
Weighted
average

interest rate 2021
Weighted
average

interest rate
Tampa Electric Company ("TEC")
Advances on term, revolving and accounts receivable facilities $

1,380 5.00% $

945 0.58%
Emera
Non-revolving term facilities

796 5.19%

400 0.96%
Bank indebtedness

-

- %

6 - %
TECO Finance

Advances on revolving credit and term facilities

481 5.47%

355 1.20%
NMGC
Advances on revolving credit facilities

59 5.15%

25 1.20%
GBPC
Advances on revolving credit facilities

10 5.25%

10 5.25%
NSPI
Bank indebtedness

-

- %

1 - %
Short-term debt $

2,726 $

1,742
The Company’s total short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:

millions of dollars Maturity 2022 2021
TEC - Unsecured committed revolving credit facility 2026 $

1,084 $

1,014
TECO Energy/TECO Finance - revolving credit facility 2026

542

507
Emera - non-revolving term facility 2023

400

400
Emera - non-revolving term facility 2023

400 -

TEC - Unsecured non-revolving facility 2023

542

634
NMGC - revolving credit facility 2026

169

158
GBPC - revolving credit facility on demand

18

16
Total $

3,155 $

2,729
Less:
Advances under revolving credit and term facilities

2,731

1,735
Letters of credit issued within the credit facilities

4

4
Total advances under available facilities

2,735

1,739
Available capacity under existing agreements $

420 $

990
The weighted average interest rate on outstanding short-term debt at December 31, 2022 was 5.01 per
cent (2021 – 0.83

per cent).
Recent Significant Financing Activity by Segment
Florida Electric Utilities

On December 13, 2022, TEC amended its 364-day non-revolving term credit facility to extend the maturity date from December 16, 2022

to
December 13, 2023

and reduced the facility amount from $
500
million USD to $ 400

million USD. There were no other significant changes in commercial terms from the prior agreement.

Other
On December 16, 2022, Emera amended its $ 400

million non-revolving term credit facility to extend the
maturity from December 16, 2022

to
December 16, 2023 . There were no other significant changes in commercial terms from the prior agreement.

On August 2, 2022, Emera entered into a $ 400

million non-revolving term facility which matures on
August 2, 2023 . The credit agreement contains customary representation and warranties, events of default and financial and other covenants and bears interest at Bankers’ Acceptances or prime rate advances, plus a margin.